N-4	Jun. 20, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Jun. 20, 2024
Amendment Flag	false
C000125624 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Core Portfolio1,♦
Current Expenses [Percent]	86.00%
C000005194 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Growth Portfolio1,♦
Current Expenses [Percent]	88.00%
C000226557 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Global Portfolio - Class III♦
Current Expenses [Percent]	103.00%
C000226567 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM High Yield Bond Portfolio - Class III♦
Current Expenses [Percent]	82.00%